Financial instruments and related disclosures - Summary of Financial Assets and Non Financial Assets (Detail) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets and non financial assets [line items]
Trade and other receivables	£ 7,860	£ 6,952
Other non-current assets	1,676	1,041
Financial assets	13,543	15,632
Trade And Other Receivables And Certain Other Noncurrent Assets In Scope Of IFRS 9 [Member]
Disclosure of financial assets and non financial assets [line items]
Trade and other receivables	7,860	6,952
Other non-current assets	1,676	1,041
Financial assets	9,536	7,993
Financial Assets at Fair Value Through Profit or Loss, Category [member] | Trade And Other Receivables And Certain Other Noncurrent Assets In Scope Of IFRS 9 [Member]
Disclosure of financial assets and non financial assets [line items]
Trade and other receivables	59	46
Other non-current assets	23	30
Financial assets	82	76
Financial assets at fair value through other comprehensive income, category [member] | Trade And Other Receivables And Certain Other Noncurrent Assets In Scope Of IFRS 9 [Member]
Disclosure of financial assets and non financial assets [line items]
Trade and other receivables	1,943	1,942
Other non-current assets	0
Financial assets	1,943	1,942
Amortised cost [member] | Trade And Other Receivables And Certain Other Noncurrent Assets In Scope Of IFRS 9 [Member]
Disclosure of financial assets and non financial assets [line items]
Trade and other receivables	4,830	3,990
Other non-current assets	21	37
Financial assets	4,851	4,027
Financial Instruments [member] | Trade And Other Receivables And Certain Other Noncurrent Assets In Scope Of IFRS 9 [Member]
Disclosure of financial assets and non financial assets [line items]
Trade and other receivables	6,832	5,978
Other non-current assets	44	67
Financial assets	6,876	6,045
Non Financial Instruments [member] | Trade And Other Receivables And Certain Other Noncurrent Assets In Scope Of IFRS 9 [Member]
Disclosure of financial assets and non financial assets [line items]
Trade and other receivables	1,028	974
Other non-current assets	1,632	974
Financial assets	£ 2,660	£ 1,948